UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Madison Street Partners, LLC

Address:   5613 DTC Parkway Suite 310
           Greenwood Village, CO 80111


Form 13F File Number: 028-12767


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Matthew J. Arnett
Title:  Chief Compliance Officer
Phone:  303-815-1662

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew J. Arnett              Greenwood Village, CO              11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:  $       73,708
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------------- -------------- --------- ---------- ----------------- ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------------- -------------- --------- ---------- -------- --- ---- ---------- -------- ---- ------ ----
AETNA INC CMN                             COM            00817Y108  5126.1204   141060 SH       SOLE                SOLE      0    0
BERKSHIRE HATHAWAY INC. CLASS B           CL B NEW       084670702 5678.51136    79934 SH       SOLE                SOLE      0    0
COINSTAR INC CMN                          COM            19259P300    3328.12    83203 SH       SOLE                SOLE      0    0
COVANTA HOLDING CORP CMN                  COM            22282E102  471.22418    31022 SH       SOLE                SOLE      0    0
LIBERTY GLOBAL, INC. CMN CLASS C          COM SER C      530555309 8808.38344   254504 SH       SOLE                SOLE      0    0
LITHIA MOTORS INC CL-A CMN CLASS A        CL A           536797103  391.10724    27198 SH       SOLE                SOLE      0    0
LIVE NATION ENTERTAINMENT INC CMN         COM            538034109  218.37663    27263 SH       SOLE                SOLE      0    0
MARKET VECTORS ETF TRUST GOLD MINERS      GOLD MINER ETF 57060U100 1631.58197    29563 SH       SOLE                SOLE      0    0
INDEX FD ETF FUND
MASTERCARD INCORPORATED CMN CLASS A       CL A           57636Q104 9842.74344    31034 SH       SOLE                SOLE      0    0
NEWMONT MINING CORPORATION CMN            COM            651639106     944.25    15000 SH       SOLE                SOLE      0    0
PAIN THERAPEUTICS INC CMN                 COM            69562K100 6373.30204  1338929 SH       SOLE                SOLE      0    0
PFIZER INC. CMN                           COM            717081103   831.3136    47020 SH       SOLE                SOLE      0    0
PROSHARES ULTRASHORT S&P500 ETF (OPTIONS  PSHS ULSHT     74347R883 5731.98728   224872 SH       SOLE                SOLE      0    0
ONLY)                                     SP500
QLT INC. CMN                              COM            746927102 4235.69909   579439 SH       SOLE                SOLE      0    0
SAKS INCORPORATED CMN                     COM            79377W108 1083.81875   123865 SH       SOLE                SOLE      0    0
SPDR GOLD TRUST ETF                       GOLD SHS       78463V107  666.69708     4218 SH       SOLE                SOLE      0    0
THE MADISON SQUARE GARDEN CO CMN CLASS A  CL A           55826P100  1706.4204    74843 SH       SOLE                SOLE      0    0
TOTAL SA SPONSORED ADR CMN                SPONSORED ADR  89151E109      438.7    10000 SH       SOLE                SOLE      0    0
UNITEDHEALTH GROUP INCORPORATE*D CMN      COM            91324P102  5942.1008   128840 SH       SOLE                SOLE      0    0
WELLPOINT, INC. CMN                       COM            94973V107 6408.34176    98167 SH       SOLE                SOLE      0    0
WINN-DIXIE STORES, INC. CMN CLASS         COM            974280307 2010.30768   339579 SH       SOLE                SOLE      0    0
XL GROUP PLC CMN                          SHS            G98290102  1838.9032    97814 SH       SOLE                SOLE      0    0


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